COMMON SHARES AND TREASURY SHARES (Tables)	12 Months Ended
Dec. 31, 2024
COMMON SHARES AND TREASURY SHARES
Schedule of common shares

Common shares		2024	2023	2022
	Nominal value per share (USD)	Number of shares	Number of shares	Number of shares
A-shares	0.01	97,814,051	86,225,684	82,311,299
B-shares	0.01	1	1	1
C-shares	0.01	1	1	1
Total		97,814,053	86,225,686	82,311,301

Schedule of treasury share transactions

Treasury shares	2024	2023	2022
Number of shares ('000)
Balance as of January 01	493.4	493.4	493.4
Balance as of December 31	493.4	493.4	493.4

	2024	2023	2022
Nominal value USD '000
Balance as of January 01	4.9	4.9	4.9
Balance as of December 31	4.9	4.9	4.9

Treasury shares - continued	2024	2023	2022
Percentage of share capital
Balance as of January 01	0.6%	0.6%	0.6%
Dilution due to capital increases	(0.1)	—%	0.0%
Balance as of December 31	0.5%	0.6%	0.6%